INVENTORIES	12 Months Ended
Dec. 31, 2018
Disclosure Of Inventories [Abstract]
INVENTORIES
13. INVENTORIES

As at	December 31, 2018	December 31, 2017
Gold doré	$1,114	$1,515
Gold in circuit	9,493	12,814
Ore stockpiles	7,770	6,538
Supplies and consumables	21,712	20,565
	$40,089	$41,432

The cost of gold doré, gold in circuit, ore stockpiles (“metal inventory”), and supplies and consumables recognized as an expense and included in operating costs in 2018 and 2017 is $267,189 and $287,918, respectively (note 6).
During the year ended December 31, 2018, there were no write downs of inventory to net realizable value related to supplies inventory (December 31, 2017 - $422). There were no reversals of write downs of inventory to net realizable value during the years ended December 31, 2018 and 2017.